Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Depreciation and amortization	$ 6,110	$ 6,699	$ 19,283	$ 20,176	$ 26,982	$ 23,114
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	521	491	1,530	1,540	2,147	1,533
Depreciation and amortization	$ 1,321	$ 1,823	$ 4,824	$ 5,767	$ 7,519	$ 7,098